INCOME TAXES - Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)
INCOME TAXES
Valuation allowance for deferred tax assets		$ 2,534	¥ 16,489	¥ 0	¥ 0	¥ 0
Net increase in total valuation allowance due to disposal of subsidiaries	¥ 16,490
Increase in valuation allowance due to disposal of subsidiaries	83,300
Decrease in valuation allowance due to disposal of subsidiaries	¥ 66,810
Valuation allowance related to net operating loss carryforwards and others			¥ 16,490